Exhibit 99.1

FIFTH THIRD AUTO TRUST 2013-1

Statement to Securityholders

Determination Date: November 13, 2013

DATES
Collection Period	3
Collection Period Beginning Date	10/01/2013
Collection Period Ending Date	10/31/2013
Payment Date	11/15/2013

I DEAL SUMMARY

	Ratio	Beginning Period Balance	Principal Distributable Amount	Ending Period Balance
Class A-1 Notes	22.2%	$254,641,166.26	$52,026,675.57	$202,614,490.69
Class A-2 Notes	34.0%	$389,000,000.00	$0.00	$389,000,000.00
Class A-3 Notes	34.0%	$389,000,000.00	$0.00	$389,000,000.00
Class A-4 Notes	9.9%	$113,000,000.00	$0.00	$113,000,000.00

Total Securities	100.0%	$1,145,641,166.26	$52,026,675.57	$1,093,614,490.69

Overcollateralization		$57,437,288.28		$59,220,022.57
Reserve Account Balance		$3,253,847.39	$0.00	$3,253,847.39

Net Pool Balance		$1,203,078,454.54		$1,152,834,513.26

	Coupon Rate	Beginning Balance	Interest Distributable Amount
Class A-1 Notes	0.25000%	$254,641,166.26	$54,818.58
Class A-2 Notes	0.59000%	$389,000,000.00	$191,258.33
Class A-3 Notes	0.88000%	$389,000,000.00	$285,266.67
Class A-4 Notes	1.30000%	$113,000,000.00	$122,416.68

		$1,145,641,166.26	$653,760.25

II AVAILABLE FUNDS

Interest Collections	$4,242,694.09
Principal Collections (Including Repurchases)	$50,136,573.75
Liquidation Proceeds	$86,395.18
Investment Earnings (Collections Act. Remitted to servicer)	$366.88
Investment Earnings (Reserve Act. Remitted to servicer)	$26.70

Total Collections	$54,466,056.60

Reserve Account Draw Amount	$0.00

Total Available Funds	$54,466,056.60

III DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall
Servicing Fees	$1,002,958.96	$1,002,958.96	$0.00
Class A-1 Notes	$54,818.58	$54,818.58	$0.00
Class A-2 Notes	$191,258.33	$191,258.33	$0.00
Class A-3 Notes	$285,266.67	$285,266.67	$0.00
Class A-4 Notes	$122,416.67	$122,416.67	$0.00
First Allocation of Principal	$0.00	$0.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$52,026,675.57	$52,026,675.57	$0.00
Accrued and unpaid fees to owner trustee	$0.00	$0.00	$0.00
Accrued and unpaid fees to indenture trustee	$0.00	$0.00	$0.00
Remaining Funds to Residual Certificateholder	$782,661.82	$782,661.82	$0.00

	$54,466,056.60	$54,466,056.60

Principal Payment:
First Allocation of Principal	$0.00
Regular Principal Distribution Amount	$52,026,675.57

Total	$52,026,675.57

FIFTH THIRD AUTO TRUST 2013-1

Statement to Securityholders

Determination Date: November 13, 2013

IV POOL INFORMATION

Beginning of Current Period
Pool Balance	$1,152,834,513.00
Number of Receivables Outstanding	85,309
Weighted Average Contract Rate	4.24
Weighted Average Remaining Term (mos)	45.99

V OVERCOLLATERALIZATION INFORMATION

Specified Reserve Account Balance	$3,253,848.39
Initial Target Credit Enhancement Overcollateralization Amount	$59,220,022.57
Target Credit Enhancement Overcollateralization Amount	$59,220,022.57
Beginning Period Overcollateralization Amount	$54,437,288.28
Ending Period Overcollateralization Amount	$59,220,022.57

Overcollateralization Shortfall	$0.00

VI RESERVE ACCOUNT RECONCILIATION

Specified Reserve Account Balance	$3,253,848.39
Beginning Reserve Account Balance	$3,253,847.39
Reserve Account Deposits Made	$0.00
Reserve Account Earnings	$0.00
Distribute Earnings Collection	$0.00
Reserve Account Draws	$0.00

Ending Reserve Account Balance	$3,253,848.39

VII LOSS & DELINQUENCY INFORMATION

Defaulted Receivables	$8,460.08
Realized Losses for Collection Period	$8,460.08
Liquidation Proceeds for Collection Period	$334.28

Net Losses for Collection Period	$8,125.80
Cumulative Losses (net of recoveries) for All Collection Periods	$14,898.52
Cumulative Losses (net of recoveries) as a % of Initial Pool Balance	0.00114%

	# of Receivables	Amount
Receivables 31-59 Days Delinquent	199	$2,799,069.73
As % of Ending Pool Balance		0.243%
Receivables 60-89 Days Delinquent	28	$356,300.23
As % of Ending Pool Balance		0.031%
Receivables 90—119 Days Delinquent	19	$204,788.36
As % of Ending Pool Balance		0.018%
Receivables 120—150 Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.00%
Receivables 150+ Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.00%
Total Delinquencies	246	$3,360,158.32
As % of Ending Pool Balance		0.291%
Total Repossession	18	$297,514.68